Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities Associated with Repurchase Agreements and Securities Lending Transactions by Remaining Contractual Maturity) (Detail) - JPY (¥)
¥ in Billions
		Mar. 31, 2017	Mar. 31, 2016
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 17,970	¥ 16,833
Securities lending transactions	[1]	1,919	2,845
Total		19,889	19,678
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		249	6,289
Securities lending transactions		320	1,909
Total		569	8,198
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		12,700	6,125
Securities lending transactions		1,359	700
Total		14,059	6,825
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		3,897	3,582
Total		3,897	3,582
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,124	837
Securities lending transactions		240	236
Total		¥ 1,364	¥ 1,073

[1]	Amounts exceeded the gross amounts recognized in Note 29 "Offsetting of financial assets and financial liabilities" by ¥633 billion and ¥985 billion, at March 31, 2016 and 2017, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.